SEGMENT REPORTING (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Revenue	$ 0	$ 4,546	$ 0	$ 121,939	$ 121,939	$ 1,804,960
Gross margin	0	755	0	52,213	52,213	426,547
Segment net loss	(2,601,322)	$ (2,069,351)	(6,165,403)	$ (3,429,582)	(6,825,928)	(5,013,012)
Segment assets	$ 15,907,839		$ 15,907,839		4,682,147	2,639,633
Development of the Bio-RFID and ChromaID Technologies
Revenue					0	0
Gross margin					0	0
Segment net loss					(5,481,000)	(4,935,000)
Segment assets					4,360,000	2,882,194
Particle, Inc.
Revenue					0	0
Gross margin					0	0
Segment net loss					(1,280,000)	0
Segment assets					322,000	0
TransTech Distribution Business
Revenue					121,939	1,804,960
Gross margin					52,213	426,547
Segment net loss					(65,000)	(78,000)
Segment assets					$ 0	$ 57,439